Subsequent events	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
Subsequent events [Line Items]
Subsequent events
16	Subsequent events
Verno Option
On August 18, 2022, an amendment was issued for the Group to exercise the call option to purchase 100% of the shares in Verno following the completion of the ongoing regulatory investigations. The amendment allowed the option to be immediately exercisable by the Group. The acquisition completed on September 1, 2022.
Given the proximity of the date of approval of these financial statements and the date of the acquisition, management have not completed the purchase price allocation exercise as required under IFRS 3 and as such the fair value of assets and liabilities acquired has not been disclosed.

Lease Agreement
On September 16, 2022, the Group entered into a lease agreement with approximately €70 million of commitments. The agreement has a lease term of 15 years beginning in April 2025, with planned leasehold improvements to be completed prior to the beginning of the lease period. The expenditures for leasehold improvements will be capitalized as incurred and amortized over its useful life. As of the date of reporting, the Group has not obtained access to the property and thus no leasehold improvements have been completed.
Increase in financial guarantee
Subsequent to June 30, 2022, Digital Gaming Corporation Limited has made additional draws upon the facility with Standard Bank totaling €20 million. As the Group has provided a financial guarantee on this loan facility, this resulted in a corresponding increase in the Group’s restricted cash balance.

24	Subsequent events
Sports Entertainment Acquisition Corp merger
On January 27, 2022 (the ‘Closing date’) the Company’s parent, Super Group (SGHC) Limited (“Super Group”) completed the merger pursuant to the Business Combination Agreement (as it may be amended, supplemented or otherwise modified from time to time, the ‘Business Combination Agreement’) dated April 23, 2021, by and among itself, Super Group, Sports Entertainment Acquisition Corp (‘SEAC’), a New York Stock Exchange (‘NYSE’) publicly traded special purpose acquisition company based in the United States, Super Group Holding Company Merger Sub, Inc (‘Merger Sub’), a Delaware corporation and a wholly-owned subsidiary of Super Group, which resulted in the public listing of the Group.
Prior to the closing date, the Group’s shareholders (“Pre-Closing Holders”) exchanged all issued shares in the Group for newly issued shares in Super Group at an agreed ratio o
f 8.51 to 1.
As a consequence of the exchange Pre-Closing Holders of the Company obtained
458,721,777
ordinary shares in Super Group, equating
to 93.58%
of the issued capital of Super Group (SGHC) Limited. This ratio resulted in each individual shareholder of the Group maintaining the same ownership percentage in Super Group as each shareholder had in the Group. The transaction accounted for as a capital reorganization because Super Group did not meet the definition of a business under IFRS 3, Business Combinations prior to the capital reorganization. Under a capital reorganization, the consolidated financial statements of Super Group will reflect the net assets acquired at SGHC’s pre-combination book values. Following the capital reorganization, SGHC is a wholly owned subsidiary of Super Group.
On the Closing date, SEAC merged with and into Merger Sub, with SEAC as the surviving company continuing as a wholly owned subsidiary of Super Group and at the effective time of the merger, each share of Class A common stock of SEAC was cancelled and extinguished and converted into the right to receive one ordinary share of no par value of Super Group.
SEAC is not considered a business as defined by IFRS 3, Business Combinations given it consists predominately of cash in the Trust Account. As Super Group acquired SEAC’s cash balance and other net assets and SEAC’s public listing through the issuance of its shares and warrants, the merger transaction is accounted for under IFRS 2, Share-based Payment. Under this method of accounting, there is no acquisition accounting and no recognition of goodwill. SEAC is treated as the acquired company for financial reporting purposes. The difference in the fair value of the consideration for the acquisition of SEAC over the fair value of the identifiable net assets of SEAC represents a service for the listing of Super Group and is recognized as a share-based payment expense.
The fair value of consideration transferred for the acquisition of SEAC on January 27, 2022 was as follows:

•	Closing share price of SEAC’s shares as traded on NYSE which was $ 8.14 per share (€7.19), resulting in a value of € 226.4 million.

•	Closing price of SEAC’s public warrants as traded on NYSE which was $ 1.63 per warrant (€1.44), resulting in a value of €32.3 million.

•	The valuation of the private warrants using the Black Scholes valuation at a total amount of €14.1 million.
The net assets of SEAC of €146.2 million, which were primarily comprised of €170.6 million in cash and cash equivalents less redemptions, deferred underwriting fees and offering costs of €17.5 million and accrued expenses of €4.6 million, are assumed by Super Group and the issuance of ordinary shares and warrants by Super Group is recognized at a fair value of €272.8 million, with the resulting difference amounting to €126.2 million representing the listing expense recognized on the transaction.
SGHC incurred transactions costs of €22.9 million of which €21.6 million has been allocated to Pre-Closing Holders and expensed with the remaining amount of €1.4 million allocated to new share ownership and applied as a reduction to share capital.

The financial statements reflect the effects of the share exchange for all periods presented.
Company acquisitions
Management has not completed the following acquisitions:

•
In an agreement entered into on April 7, 2021, the Group are to acquire 100% of the issued share capital of Digital Gaming Corporation (“DGC”) for € 11.1 million, conditional on various regulatory approvals. The purchase of DGC is conditioned upon written consent from the Gaming Authorities in the US that Gaming Approvals for each relevant jurisdiction and certain market access agreements will not terminate due to the purchase by SGHC.

•
In an agreement entered into on April 19, 2021, the Group are to acquire 70% of the issued share capital of BlueJay Limited for a nominal amount, conditional on the formal approval from the Betting Control and Licensing Board and Competitions Authority in Kenya.

Furthermore, SGHC assessed whether the rights within the contract to acquire these entities were substantive or protective rights and whether these rights would give the Company control over these entities even though the sale was not finalized. SGHC determined that the rights contained in the contract were not substantive. Therefore, until the conditions within the contract are met, SGHC does not have control over these entities.
Repayment of loans receivable
Loans receivable to the value of €21.5 million out of the € 25.5 million as at December 31, 2021 have been received.
Increase in financial guarantee
On January 21, 2022, Standard Bank increased its loan facility with DGC from US
$50 million to US $78
million and the repayment date was extended from 18 months to 36 months after the first drawing under the facility. As the Group has provided a financial guarantee on this loan facility, this resulted in a corresponding increase in the
Group’s restricted cash balance. On May 15, 2022, Standard Bank increased its loan facility with DGC from US $78 million to US $150 million. As the Group has provided a financial guarantee on this loan facility, this resulted in a corresponding increase in the Group’s restricted cash balance. As of the date of approval of these financial statements, $108.0 million of the facility has been drawn down by DGC.
RSU Awards
During June 2022, Super Group granted RSU awards to certain employees and directors. These awards qualify as equity settled share-based awards in accordance with IFRS 2,
Share-based Payments
and their cost is measured using the market price of the shares at the grant date. The aggregate fair value of these awards was determined to be €45.6 million. The cost of these RSU awards will be recognized in the statement of profit or loss and other comprehensive income over the vesting period.
Verno Option
On August 18, 2022, an amendment was issued for the Group to exercise the call option to purchase 100% of the shares in Verno following the completion of the ongoing regulatory investigations. The amendment allowed the option to be immediately exercisable by the Group. The acquisition completed on September 1, 2022.
Given the proximity of the date of approval of these financial statements and the date of the acquisition, management have not completed the purchase price allocation exercise as required under IFRS 3 and as such the fair value of assets and liabilities acquired has not been disclosed.
Lease Agreement
On September 16, 2022, the Group entered into a lease agreement with approximately €70 million of commitments. The agreement has a lease term of

15
years beginning in April 2025, with planned leasehold improvements to be completed prior to the beginning of the lease period. The expenditures for leasehold improvements will be capitalized as incurred and amortized over its useful life. As of the date of reporting, the Group has not obtained access to the property and thus no leasehold improvements have been completed.

Super Group (SGHC) Limited
Subsequent events [Line Items]
Subsequent events
11	Subsequent events
Sports Entertainment Acquisition Corp merger
On January 27, 2022 (the ‘Closing date’) the Company completed the merger pursuant to the Business Combination Agreement (as it may be amended, supplemented or otherwise modified from time to time, the ‘Business Combination Agreement’) dated April 23, 2021, by and among itself, SGHC Limited (‘SGHC’), Sports Entertainment Acquisition Corp (‘SEAC’), a New York Stock Exchange (‘NYSE’) publicly traded special purpose acquisition company based in the United States, Super Group Holding Company Merger Sub, Inc (‘Merger Sub’), a Delaware corporation and a wholly-owned subsidiary of Super Group, which resulted in the public listing of the Group.
Prior to the closing date, the Group’s shareholders (“Pre-Closing Holders”) exchanged all issued shares in the Group for newly issued shares in Super Group at an agreed ratio of 8.51 to 1. As a consequence of the exchange Pre-Closing Holders of the Company obtained 458,721,777 ordinary shares in Super Group, equating to 93.58% of the issued capital of Super Group (SGHC) Limited. This ratio resulted in each individual shareholder of the Group maintaining the same ownership percentage in Super Group as each shareholder had in the Group. The transaction accounted for as a capital reorganization because Super Group did not meet the definition of a business under IFRS 3, Business Combinations prior to the capital reorganization. Under a capital reorganization, the consolidated financial statements of Super Group will reflect the net assets acquired at SGHC’s pre-combination book values. Following the capital reorganization, SGHC is a wholly owned subsidiary of Super Group.
On the Closing date, SEAC merged with and into Merger Sub, with SEAC as the surviving company continuing as a wholly owned subsidiary of Super Group and at the effective time of the merger, each share of Class A common stock of SEAC was cancelled and extinguished and converted into the right to receive one ordinary share of no par value of Super Group.
SEAC is not considered a business as defined by IFRS 3, Business Combinations given it consists predominately of cash in the Trust Account. As Super Group acquired SEAC’s cash balance and other net assets and SEAC’s public listing through the issuance of its shares and warrants, the merger transaction is accounted for under IFRS 2, Share-based Payment. Under this method of accounting, there is no acquisition accounting and no recognition of goodwill. SEAC is treated as the acquired company for financial reporting purposes. The difference in the fair value of the consideration for the acquisition of SEAC over the fair value of the identifiable net assets of SEAC represents a service for the listing of Super Group and is recognized as a share-based payment expense.
The fair value of consideration transferred for the acquisition of SEAC on January 27, 2022 was as follows:

•	Closing share price of SEAC’s shares as traded on NYSE which was $8.14 per share (€7.19), resulting in a value of € 226.4 million.

•	Closing price of SEAC’s public warrants as traded on NYSE which was $ 1.63 per warrant (€1.44), resulting in a value of € 32.3 million.

•	The valuation of the private warrants using the Black Scholes valuation at a total amount of €14.1 million.
The net assets of SEAC of €146.2 million, which were primarily comprised of €170.6 million in cash and cash equivalents less redemptions, deferred underwriting fees and offering costs of €17.5 million and accrued expenses of €4.6 million, are assumed by Super Group and the issuance of ordinary shares and warrants by Super Group is recognized at a fair value of €272.8 million, with the resulting difference amounting to

€
126.2

million representing the listing expense recognized on the transaction
.
SGHC incurred transactions costs of

€
22.9

million of which €
21.6

million has been allocated to Pre-Closing Holders and expensed with the remaining amount of €1.4 million allocated to new share ownership and applied as a reduction to share capital. The financial statements reflect the effects of the share exchange for all periods presented.
Company acquisitions
Management has not completed the following acquisitions:

•
In an agreement entered into on April 7, 2021, the Group are to acquire 100% of the issued share capital of Digital Gaming Corporation (“DGC”) for € 11.1 million, conditional on various regulatory approvals. The purchase of DGC is conditioned upon written consent from the Gaming Authorities in the US that Gaming Approvals for each relevant jurisdiction and certain market access agreements will not terminate due to the purchase by SGHC.

•
In an agreement entered into on April 19, 2021, the Group are to acquire 70% of the issued share capital of BlueJay Limited for a nominal amount, conditional on the formal approval from the Betting Control and Licensing Board and Competitions Authority in Kenya.

Furthermore, SGHC assessed whether the rights within the contract to acquire these entities were substantive or protective rights and whether these rights would give the Company control over these entities even though the sale was not finalized. SGHC determined that the rights contained in the contract were not substantive. Therefore, until the conditions within the contract are met, SGHC does not have control over these entities.
Repayment of loans receivable
Loans receivable to the value of €21.5 million out of the € 25.5 million as at December 31, 2021 have been received.
Increase in financial guarantee
On January 21, 2022, Standard Bank increased its loan facility with DGC from US $50 million to US $78 million and the repayment date was extended from 18 months to 36 months after the first drawing under the facility. As the Group has provided a financial guarantee on this loan facility, this resulted in a corresponding increase in the Group’s restricted cash balance. On May 15, 2022, Standard Bank increased its loan facility with DGC from US $78 million to US $150 million. As the Group has provided a financial guarantee on this loan facility, this resulted in a corresponding increase in the Group’s restricted cash balance. As of the date of approval of these financial statements, $108.0 million of the facility has been drawn down by DGC.
RSU Awards
During June 2022, Super Group granted RSU awards to certain employees and directors. These awards qualify as equity settled share-based awards in accordance with IFRS 2,
Share-based Payments
and their cost is measured using the market price of the shares at the grant date. The aggregate fair value of these awards was determined to be €45.6 million. The cost of these RSU awards will be recognized in the statement of profit or loss and other comprehensive income over the vesting period.
Verno Option
On August 18, 2022, an amendment was issued for the Group to exercise the call option to purchase 100% of the shares in Verno following the completion of the ongoing regulatory investigations. The amendment allowed the option to be immediately exercisable by the Group. The acquisition completed on September 1, 2022.
Given the proximity of the date of approval of these financial statements and the date of the acquisition, management have not completed the purchase price allocation exercise as required under IFRS 3 and as such the fair value of assets and liabilities acquired has not been disclosed.
Lease Agreement
On September 16, 2022, the Group entered into a lease agreement with approximately €70 million of commitments. The agreement has a lease term of 15 years beginning in April 2025, with planned leasehold improvements to be completed prior to the beginning of the lease period. The expenditures for leasehold improvements will be capitalized as incurred and amortized over its useful life. As of the date of reporting, the Group has not obtained access to the property and thus no leasehold improvements have been completed.